Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Disclosure of cash and short-term investments	Supporting information

	December 31,	December 31,
As at	2025	2024
Cash	$157	$389
Cash equivalents	44	252
	$202	$641